JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 96.5%
Aerospace & Defense — 0.3%
TransDigm Group, Inc.	6	3,176

Airlines — 1.2%
Delta Air Lines, Inc.	67	3,842
United Airlines Holdings, Inc. *	85	7,479

		11,321

Automobiles — 1.1%
General Motors Co.	284	10,637

Banks — 10.1%
Bank of America Corp.	1,089	31,752
CIT Group, Inc.	145	6,584
Citigroup, Inc.	424	29,261
Citizens Financial Group, Inc.	181	6,416
M&T Bank Corp.	46	7,219
Popular, Inc. (Puerto Rico)	138	7,468
Regions Financial Corp.	465	7,363

		96,063

Beverages — 0.3%
Molson Coors Brewing Co., Class B	43	2,455

Biotechnology — 4.3%
AbbVie, Inc.	102	7,754
Amgen, Inc.	82	15,780
Biogen, Inc. *	17	3,958
Celgene Corp. *	14	1,380
Gilead Sciences, Inc.	185	11,725

		40,597

Building Products — 0.8%
Armstrong World Industries, Inc.	76	7,378

Capital Markets — 0.7%
Ameriprise Financial, Inc.	46	6,722

Chemicals — 1.4%
CF Industries Holdings, Inc.	156	7,651
Huntsman Corp.	241	5,596

		13,247

Communications Equipment — 1.1%
Cisco Systems, Inc.	207	10,218

Construction & Engineering — 1.3%
AECOM *	81	3,042
EMCOR Group, Inc.	48	4,117
MasTec, Inc. *	82	5,305

		12,464

Consumer Finance — 2.8%
Ally Financial, Inc.	135	4,464
American Express Co.	53	6,257
Credit Acceptance Corp. * (a)	16	7,548
Discover Financial Services	98	7,979

		26,248

Containers & Packaging — 1.4%
Ball Corp. (a)	76	5,512
Berry Global Group, Inc. *	14	538
Crown Holdings, Inc. *	107	7,068

		13,118

Diversified Financial Services — 0.8%
Voya Financial, Inc.	144	7,834

Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	338	20,372

Electric Utilities — 4.3%
American Electric Power Co., Inc.	48	4,516
Entergy Corp.	24	2,770
Evergy, Inc.	81	5,365
Exelon Corp.	442	21,372
OGE Energy Corp.	141	6,394
Southern Co. (The)	17	1,019

		41,436

Electronic Equipment, Instruments & Components — 0.3%
Tech Data Corp. *	29	3,033

Equity Real Estate Investment Trusts (REITs) — 4.8%
American Tower Corp.	34	7,519
Essex Property Trust, Inc.	24	7,709
Extra Space Storage, Inc.	60	7,044
Invitation Homes, Inc.	78	2,295
Medical Properties Trust, Inc.	199	3,894
Mid-America Apartment Communities, Inc.	16	2,054
SBA Communications Corp.	29	7,090
SL Green Realty Corp.	80	6,499
STORE Capital Corp.	49	1,829

		45,933

Food & Staples Retailing — 1.3%
Walgreens Boots Alliance, Inc.	199	10,990
Walmart, Inc.	16	1,875

		12,865

Food Products — 2.4%
Pilgrim’s Pride Corp. *	247	7,928
Post Holdings, Inc. *	71	7,472
Tyson Foods, Inc., Class A	82	7,038

		22,438

Health Care Equipment & Supplies — 0.6%
Hologic, Inc. *	107	5,423

Health Care Providers & Services — 4.3%
AmerisourceBergen Corp.	43	3,499
Anthem, Inc.	55	13,133
DaVita, Inc. *	127	7,225
McKesson Corp.	28	3,772
UnitedHealth Group, Inc.	51	11,127
Universal Health Services, Inc., Class B	12	1,815

		40,571

Hotels, Restaurants & Leisure — 2.2%
Starbucks Corp.	198	17,490
Wendy’s Co. (The) (a)	178	3,556

		21,046

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Household Durables — 0.9%
PulteGroup, Inc.	141	5,168
Toll Brothers, Inc.	75	3,075

		8,243

Household Products — 1.7%
Procter & Gamble Co. (The)	127	15,846

Independent Power and Renewable Electricity Producers — 2.3%
AES Corp.	412	6,725
NRG Energy, Inc.	190	7,536
Vistra Energy Corp.	281	7,514

		21,775

Industrial Conglomerates — 0.8%
Carlisle Cos., Inc.	52	7,510

Insurance — 7.1%
Allstate Corp. (The)	181	19,649
Aon plc	26	5,110
Lincoln National Corp.	111	6,678
Mercury General Corp.	118	6,572
MetLife, Inc.	83	3,891
Primerica, Inc.	53	6,781
Travelers Cos., Inc. (The)	129	19,181

		67,862

Internet & Direct Marketing Retail — 1.1%
eBay, Inc.	184	7,172
Expedia Group, Inc.	24	3,226

		10,398

IT Services — 1.3%
Euronet Worldwide, Inc. *	36	5,311
Leidos Holdings, Inc.	84	7,239

		12,550

Life Sciences Tools & Services — 0.7%
IQVIA Holdings, Inc. *	46	6,812

Machinery — 2.3%
Allison Transmission Holdings, Inc.	158	7,443
Cummins, Inc.	43	7,011
Dover Corp.	74	7,338

		21,792

Media — 5.8%
Altice USA, Inc., Class A *	230	6,585
AMC Networks, Inc., Class A *	70	3,446
Comcast Corp., Class A	588	26,503
Nexstar Media Group, Inc., Class A	73	7,448
Omnicom Group, Inc.	54	4,189
Sinclair Broadcast Group, Inc., Class A	160	6,855

		55,026

Metals & Mining — 0.1%
Steel Dynamics, Inc.	43	1,270

Office — 0.8%
Paramount Group, Inc., REIT	558	7,455

Oil, Gas & Consumable Fuels — 8.7%
Cabot Oil & Gas Corp.	88	1,541
Chevron Corp.	255	30,214
ConocoPhillips	291	16,570
CVR Energy, Inc. (a)	94	4,147
HollyFrontier Corp.	110	5,911
PBF Energy, Inc., Class A	107	2,915
Peabody Energy Corp.	152	2,230
Phillips 66	97	9,974
Valero Energy Corp.	109	9,282

		82,784

Paper & Forest Products — 0.6%
Domtar Corp.	150	5,379

Personal Products — 0.7%
Herbalife Nutrition Ltd. * (a)	185	7,015

Pharmaceuticals — 2.7%
Allergan plc	31	5,150
Bristol-Myers Squibb Co.	69	3,519
Eli Lilly & Co.	11	1,197
Jazz Pharmaceuticals plc *	55	7,009
Mylan NV *	123	2,425
Pfizer, Inc.	184	6,608

		25,908

Professional Services — 0.7%
ManpowerGroup, Inc.	84	7,042

Road & Rail — 0.9%
CSX Corp.	119	8,236

Semiconductors & Semiconductor Equipment — 3.5%
Applied Materials, Inc.	24	1,187
Lam Research Corp.	33	7,696
Micron Technology, Inc. *	85	3,655
NXP Semiconductors NV (Netherlands)	137	14,895
QUALCOMM, Inc.	80	6,118

		33,551

Software — 1.8%
Oracle Corp.	217	11,958
VMware, Inc., Class A	32	4,772

		16,730

Specialty Retail — 0.6%
AutoZone, Inc. *	5	5,423

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	18	2,667

Tobacco — 0.8%
Altria Group, Inc.	199	8,131

Trading Companies & Distributors — 0.4%
United Rentals, Inc. *	29	3,652

TOTAL COMMON STOCKS (Cost $798,632)		917,652

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 3.6%
INVESTMENT COMPANIES — 3.6%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $34,132)	34,120	34,131

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.6%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (b) (c)	2,003	2,003
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (b) (c)	3,367	3,367

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $5,371)		5,370

Total Investments — 100.7% (Cost $838,135)		957,153
Liabilities in Excess of Other Assets — (0.7)%		(6,236)

Net Assets — 100.0%		950,917

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $5,194,000.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

Futures contracts outstanding as of September 30, 2019 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	214	12/2019	USD	31,854	(263)

Abbreviations

USD	United States Dollar

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$957,153	$—	$—	$957,153

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(263)	$—	$—	$(263)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$23,318	$73,411	$62,594	$(2)	$(2)	$34,131	34,120	$124	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.22% (a) (b)	—	4,999	2,996	—(c)	—	2,003	2,003	16	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	—	27,155	23,788	—	—	3,367	3,367	16	—

Total	$23,318	$105,565	$89,378	$(2)	$(2)	$39,501		$156	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of September 30, 2019.

(c)	Amount rounds to less than one thousand.